Contract liability	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract liability	Contract liability
The Group expects the contract liability to be recognized as revenue or, in case of consideration payable to a customer, reduction of costs, as follows:

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	6,409
Expected revenue recognition in year two after balance sheet date	3,637
Expected revenue recognition in year three after balance sheet date	—
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2022	10,046

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	28,312
Expected revenue recognition in year two after balance sheet date	5,798
Expected revenue recognition in year three after balance sheet date	1,127
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2021	35,237
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2022				2022
Amgen	9,653	—	(9,653)	—	—
Novartis	18,584	—	(8,538)	—	10,046
FOPH	7,000	—	(7,000)	—	—
Balance	35,237	—	(25,191)	—	10,046

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2021				2021
Amgen	18,983	—	(9,330)	—	9,653
Novartis	19,904	18,584	—	(19,904)	18,584
FOPH	7,000	—	—	—	7,000
Balance	45,887	18,584	(9,330)	(19,904)	35,237
The License and Collaboration Agreement with Novartis entered into in December 2021 resulted in a contract liability of TCHF 18,584 (TUSD 20,000).
During the year ended December 31, 2021, an amount of TCHF 19,904 has been released to offset a corresponding amount of costs paid to the Novartis Group for the manufacturing of the drug product to establish the commercial supply of MP0420 under the Option and Equity Rights Agreement entered into in October 2020 (see note 5).

in CHF thousands	Current	Non-current	Contract liability
Novartis	6,409	3,637	10,046
Balance at December 31, 2022	6,409	3,637	10,046

in CHF thousands	Current	Non-current	Contract liability
Amgen	9,653	—	9,653
Novartis	11,659	6,925	18,584
FOPH	7,000	—	7,000
Balance at December 31, 2021	28,312	6,925	35,237